Feb. 29, 2016

BLACKROCK LIQUIDITY FUNDS

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Dollar Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About FedFund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Dollar Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.46%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.42%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dollar Shares	$43	$144	$254	$575

The section of the prospectus entitled “Fund Overview—Key Facts About T-Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Dollar Shares
Management Fee		0.19%
Distribution (12b-1) Fees		None
Other Expenses		0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.45%
Fee Waivers and/or Expense Reimbursements[1]		(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.42%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dollar Shares	$43	$141	$249	$564

The section of the prospectus entitled “Fund Overview—Key Facts About Federal Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Dollar Shares
Management Fee		0.26%
Distribution (12b-1) Fees		None
Other Expenses		0.32%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.07%
Total Annual Fund Operating Expenses		0.58%
Fee Waivers and/or Expense Reimbursements[1]		(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.42%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dollar Shares	$43	$170	$308	$710

The section of the prospectus entitled “Fund Overview—Key Facts About Treasury Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Dollar Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.46%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.42%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dollar Shares	$43	$144	$254	$575